Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

Bradesco Latin American Equity Fund

Supplement dated July 22, 2016 to the Prospectus of

Bradesco Latin American Equity Fund (the “Fund”) dated September 1, 2015 (the “Prospectus”)

Changes to Bradesco Latin American Equity Fund’s Portfolio Management Team

Effective July 5, 2016, Mrs. Natalia Kerkis and Mrs. Aline de Souza Cardoso, Co-Portfolio Managers assumed the role as the principal portfolio managers responsible for the day-to-day investment activities of the Fund.  Accordingly, the prospectus is revised as follows:

•                  The Section entitled “Portfolio Managers” on page 6 of the Prospectus should delete Roberto Sadao Arai Shinkai and Pedro Angeli Villani and replace them with the following:

Natalia Kerkis is the Senior Equity Portfolio Manager of the Latin American Equity Fund and has been a member of the team managing the Latin American Equity Fund since July of 2016.

Aline de Souza Cardoso is Equity Portfolio Manager of the Latin American Equity Fund and has been a member of the team managing the Latin American Equity Fund since July of 2016.

•                  The Section entitled “Portfolio Managers” beginning on page 24 of the Prospectus should delete Roberto Sadao Arai Shinkai and Pedro Angeli Villani and be replaced with the following:

Portfolio Managers

Latin American Equity Fund

Natalia Kerkis, Senior Equity Portfolio Manager, is a member of the investment management team responsible for the day to day management of the Latin American Equity Fund. Mrs. Kerkis joined BRAM Brazil in July 2016, from the process of acquisition of HSBC businesses in Brazil. In HSBC, Mrs. Kerkis was also responsible for managing Latin American equity strategies.

Mrs. Kerkis brings over 15 years of experience in capital markets. Before HSBC, Mrs. Kerkis worked as an equity analyst at Unibanco. Mrs. Kerkis holds a BA in Economics from the Novosibirsk State University - Russia and a Master’s in Economics from the University of Sao Paulo.

Aline de Souza Cardoso, Equity Portfolio Manager, is a member of the investment management team responsible for the day to day management of the Latin American Equity Fund. Mrs. Cardoso joined BRAM Brazil in July 2016, from the process of acquisition of HSBC businesses in Brazil. Mrs. Cardoso worked for 11 years in HSBC and was also responsible for managing Latin American equity strategies.

Mrs. Cardoso started her career as equity analyst and covered different industry sectors, such as pulp&paper, utilities and telecom at Opportunity Asset Management, Banco Brascan S/A and Banco Santander S/A. Mrs. Cardoso holds a BS in Engineering from Universidade Federal do Rio de Janeiro (UFRJ) and a Master’s from Fundação Dom Cabral.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FUNDVANTAGE TRUST

Bradesco Latin American Equity Fund

Supplement dated July 22, 2016 to the Statement of Additional Information of
Bradesco Latin American Equity Fund (the “Fund”) dated September 1, 2015 (the “SAI”)

The information in this Supplement contains new and additional information beyond that in the SAI and should be read in conjunction with the SAI.

PORTFOLIO MANAGERS

The management of the Funds is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:

(i)                                     “Other Accounts Managed.” Other accounts managed by portfolio managers primarily responsible for the day-to-day management of the Funds as of July 5, 2016;

(ii)                                  “Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)                               “Compensation.” A description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts as of July 5, 2016; and

(iii)                               “Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of July 5, 2016.

Other Accounts Managed. The tables below include details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by portfolio managers of each Fund, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of July 5, 2016. The tables below present information regarding other accounts managed by the portfolio managers for clients of the Adviser and affiliated investment advisers, including BRAM Brazil.

Latin American Equity Fund

Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (million)
Natalia Kerkis
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	4	$31.7	0	$0
Other Accounts	0	$0	0	$0
TOTAL:	4	$31.7	0	$0

Aline Souza Cardoso
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	4	$31.7	0	$0
Other Accounts	0	$0	0	$0
TOTAL:	4	$31.7	0	$0

Latin American Bond Fund

Clayton Rodrigues
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	17	$692	0	$0
Other Accounts	0	$0	0	$0
TOTAL:	17	$692	0	$0

Leonardo Portugal
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	17	$692	0	$0
Other Accounts	0	$0	0	$0
TOTAL:	17	$692	0	$0

Material Conflicts Of Interest. The Adviser provides advisory services to other clients that invest in securities of the same type in which the Funds invest, and the portfolio managers provide portfolio management services to other accounts using a substantially similar investment strategy as the Funds. The portfolio managers manage accounts subject to a performance-based fee and may manage accounts with materially higher fee arrangements than that of the Funds. The side-by-side management of these accounts with the Funds may raise potential conflicts of interest relating to cross-trading, the allocation of investment opportunities and the aggregation and allocation of trades. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of a Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.

Compensation Structure. The Adviser’s compensation package for its portfolio managers is comprised of a monthly wage as well as an annual bonus, but no one has equity stake.

The bonuses are paid based on an evaluation process made once a year, comprising the following calculation methodology.

•                  20% of the bonus is determined by the company’s Net Income;

•                  60% of the bonus is determined by fund manager’s performance relative to its peer group and benchmark considering the risk/return criteria;

•                  10% is determined by the skills assessment;

•                  10% is determined by the individual analysis of each employee by the company’s CEO.

Ownership of Shares of the Funds. The following table sets forth the dollar range of equity security beneficially owned by each Portfolio Manager in the Funds as of July 5, 2016.

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Natalia Kerkis	None
Aline Souza Cardoso	None
Clayton Rodrigues	None
Leonardo Portugal	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.